401(k) Savings Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined contribution plan, description	Currently, the Company makes matching contributions at a rate of 50% of the first 8% of employee contributions.
Employer matching contribution, percent of match	50.00%
Percent of employee contributions	8.00%
Defined contribution plan, expense	$ 599	$ 593